SCHEDULE OF LOANS (Details) - CAD ($)		12 Months Ended
	May 19, 2020	Dec. 31, 2021	Apr. 23, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Rate	25.00%
Total Carrying Value		$ 93,317		$ 97,916
CEBA [Member]
IfrsStatementLineItems [Line Items]
Start Date		May 19, 2020
Maturity Date	three-year term	Dec. 31, 2022
Rate	5.00%	0.00%	5.00%
Total Carrying Value		$ 37,384		34,938
CEBA [Member]
IfrsStatementLineItems [Line Items]
Start Date		Apr. 23, 2021
Maturity Date		Dec. 31, 2022
Rate		0.00%
Total Carrying Value		$ 37,383
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Start Date		Aug. 30, 2019
Maturity Date		Sep. 11, 2024
Rate		6.99%
Total Carrying Value		$ 18,550		25,295
Shopify Loan [Member]
IfrsStatementLineItems [Line Items]
Start Date		Aug. 05, 2020
Rate		7.00%
Total Carrying Value				$ 37,683